Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 17, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255733
Account Value [Line Items]
Line Graph and Table Measure Name														LSV Disciplined Value ETF
Accumulated Value		$ 9,772	$ 10,000	$ 10,104	$ 9,880	$ 9,320	$ 9,140	$ 9,720	$ 10,260	$ 10,436	$ 10,824	$ 11,256	$ 11,548
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]													S&P 500 Index (USD) (TR)
Accumulated Value		$ 9,725	$ 10,000	$ 9,995	$ 9,865	$ 9,309	$ 9,246	$ 9,828	$ 10,328	$ 10,560	$ 10,774	$ 11,167	$ 11,428

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.